Boston Partners Small Cap Value Fund II

Institutional Class (Ticker: BPSIX)

a series of The RBB Fund, Inc.

Supplement dated February 28, 2020
 to the Prospectus dated December 31, 2019

The Prospectus section entitled “Boston Partners Small Cap Value Fund II – Summary Section – Performance Information” is amended and restated in its entirety as shown below:

Performance Information

The bar chart and table below illustrate the long-term performance of the Boston Partners Small Cap Value Fund II’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	14.78%	(quarter ended December 31, 2010)
Worst Quarter:	-20.45%	(quarter ended September 30, 2011)

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods.

	Average Annual Total Returns for the Periods Ended December 31, 2019
	1 Year	5 Years	10 Years
Boston Partners Small Cap Value Fund II
Returns Before Taxes	28.02%	7.22%	10.83%
Returns After Taxes on Distributions(1)	27.26%	6.12%	10.18%
Returns After Taxes on Distributions and Sale of Fund Shares	17.07%	5.46%	8.87%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	22.39%	6.99%	10.56%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Please keep this Supplement for future reference.

Boston Partners All-Cap Value Fund

Institutional Class (Ticker: BPAIX)

a series of The RBB Fund, Inc.

Supplement dated February 28, 2020
to the Prospectus dated December 31, 2019

The Prospectus section entitled “Boston Partners All-Cap Value Fund – Summary Section – Performance Information” is amended and restated in its entirety as shown below:

Performance Information

The bar chart and table below illustrate the long-term performance of the Boston Partners All-Cap Value Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	13.23%	(quarter ended December 31, 2011)
Worst Quarter:	-17.49%	(quarter ended September 30, 2011)

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods.

	Average Annual Total Returns for the Periods Ended December 31, 2019
	1 Year	5 Years	10 Years
Boston Partners All-Cap Value Fund
Returns Before Taxes	27.88%	9.02%	12.03%
Returns After Taxes on Distributions(1)	27.09%	7.82%	10.94%
Returns After Taxes on Distributions and Sale of Fund Shares	17.05%	6.92%	9.76%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	26.26%	8.20%	11.71%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Please keep this Supplement for future reference.

Boston Partners Long/Short Equity Fund

Institutional Class (Ticker: BPLSX)

a series of The RBB Fund, Inc.

Supplement dated February 28, 2020
to the Prospectus dated December 31, 2019

Effective as of February 28, 2020, Boston Partners Global Investors, Inc., the investment adviser to the Fund (the “Adviser”), has agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.96% of the Fund’s average daily net assets attributable to Institutional Class shares. This contractual limitation is in effect until February 28, 2021, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc.

The Prospectus sections entitled “Boston Partners Long/Short Equity Fund – Summary Section – Expenses and Fees” and “Boston Partners Long/Short Equity Fund – Summary Section – Performance Information” are amended and restated in their entirety as shown below:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy, hold, and sell Institutional Class shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the examples below.

Institutional Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	2.25%
Distribution and/or Service (12b-1) fees	None
Other Expenses	0.21%
Short Sales Expenses:
Dividend expense on short sales	0.22%
Interest expense on borrowings	0.00%
Total annual Fund operating expenses	2.68%
Fee waiver and/or expense reimbursement(1)	-0.50%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	2.18%

(1)	Effective February 28, 2020, the Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund’s Institutional Class exceeds 1.96% of the average daily net assets attributable to the Fund’s Institutional Class shares. Because dividend expenses on short sales, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and expense reimbursements) are expected to exceed 1.96%. This contractual limitation is in effect until February 28, 2021 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s Total annual Fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.96% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. Prior to February 28, 2020, the Fund’s Institutional Class fee cap was 2.50%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $100,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$2,211	$7,850	$13,755	$29,757

Performance Information

The bar chart and table below illustrate the long-term performance of the Boston Partners Long/Short Equity Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	13.47%	(quarter ended December 31, 2010)
Worst Quarter:	-9.97%	(quarter ended June 30, 2010)

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods. Although the Fund compares its average total return to a broad-based securities market index, the Fund seeks returns that are not correlated to securities market returns. The Fund seeks to achieve a 12-15% return over a full market cycle; however, there can be no guarantee that such returns will be achieved.

	Average Annual Total Returns for the Periods Ended December 31, 2019
	1 Year	5 Years	10 Years
Boston Partners Long/Short Equity Fund
Returns Before Taxes	9.12%	2.80%	6.93%
Returns After Taxes on Distributions(1)	6.69%	1.50%	5.21%
Returns After Taxes on Distributions and Sale of Fund Shares	7.10%	2.10%	5.28%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%

(1)After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Please keep this Supplement for future reference.

Boston Partners Long/Short Research Fund

Institutional Class (Ticker: BPIRX)

a series of The RBB Fund, Inc.

Supplement dated February 28, 2020
to the Prospectus dated December 31, 2019

The Prospectus section entitled “Boston Partners Long/Short Research Fund – Summary Section – Performance Information” is amended and restated in its entirety as shown below:

Performance Information

The bar chart and table below illustrate the long-term performance of the Boston Partners Long/Short Research Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	8.37%	(quarter ended December 31, 2011)
Worst Quarter:	-9.89%	(quarter ended September 30, 2011)

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and since inception periods to the average annual total returns of a broad-based securities market index for the same periods.

	Average Annual Total Returns for the Periods Ended December 31, 2019
	1 Year	5 Years	Since Inception (September 30, 2010)
Boston Partners Long/Short Research Fund
Returns Before Taxes	12.58%	3.11%	6.83%
Returns After Taxes on Distributions(1)	11.97%	2.57%	6.45%
Returns After Taxes on Distributions and Sale of Fund Shares	7.87%	2.37%	5.48%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	14.26%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Please keep this Supplement for future reference.

WPG Partners Small/Micro Cap Value Fund

Institutional Class (Ticker: WPGTX)

a series of The RBB Fund, Inc.

Supplement dated February 28, 2020
to the Prospectus dated December 31, 2019

The Prospectus section entitled “WPG Partners Small/Micro Cap Value Fund – Summary Section – Performance Information” is amended and restated in its entirety as shown below:

Performance Information

The bar chart and table below illustrate the long-term performance of the WPG Partners Small/Micro Cap Value Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	15.93%	(quarter ended March 31, 2012)
Worst Quarter:	-25.00%	(quarter ended September 30, 2011)

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods.

	Average Annual Total Returns for the Periods Ended December 31, 2019
	1 Year	5 Years	10 Years
WPG Partners Small/Micro Cap Value Fund
Return Before Taxes	23.35%	1.03%	6.99%
Return After Taxes on Distributions(1)	23.14%	-0.14%	5.69%
Return After Taxes on Distributions and Sale of Shares	13.83%	0.42%	5.30%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	22.39%	6.99%	10.56%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Returns After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Please keep this Supplement for future reference.

Boston Partners Global Equity Fund

Institutional Class (Ticker: BPGIX)

a series of The RBB Fund, Inc.

Supplement dated February 28, 2020
to the Prospectus dated December 31, 2019

The Prospectus section entitled “Boston Partners Global Equity Fund – Summary Section – Performance Information” is amended and restated in its entirety as shown below:

Performance Information

The bar chart and table below illustrate the long-term performance of the Boston Partners Global Equity Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	11.70%	(quarter ended March 31, 2012)
Worst Quarter:	-14.86%	(quarter ended December 31, 2018)

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and since inception periods to the average annual total returns of broad-based securities market indices for the same periods.

	Average Annual Total Returns for the Periods Ended December 31, 2019
	1 Year	5 Years	Since Inception (December 30, 2011)
Boston Partners Global Equity Fund
Return Before Taxes	18.77%	6.31%	10.15%
Return After Taxes on Distributions(1)	18.37%	5.60%	9.37%
Return After Taxes on Distributions and Sale of Shares	11.39%	4.85%	8.10%
MSCI World Index - Net Return (reflects no deduction for fees, expenses or taxes) (2)	27.67%	8.74%	11.21%
MSCI World Index - Gross Return (reflects no deduction for fees, expenses or taxes) (2)	28.40%	9.36%	11.85%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) Effective August 31, 2019, the Fund changed its primary index from the MSCI World Index - Gross Return to the MSCI World Index - Net Return. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Please keep this Supplement for future reference.

Boston Partners Global Long/Short Fund

Institutional Class (Ticker: BGLSX)

a series of The RBB Fund, Inc.

Supplement dated February 28, 2020
to the Prospectus dated December 31, 2019

The Prospectus section entitled “Boston Partners Global Long/Short Fund – Summary Section – Performance Information” is amended and restated in its entirety as shown below:

Performance Information

The bar chart and table below illustrate the long-term performance of the Boston Partners Global Long/Short Fund’s Institutional Class. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	4.10%	(quarter ended June 30, 2015)
Worst Quarter:	-7.66%	(quarter ended December 31, 2018)

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and since inception periods to the average annual total returns of broad-based securities market indices for the same periods.

	Average Annual Total Returns for the Periods Ended December 31, 2019
	1 Year	5 Years	Since Inception (December 31, 2013)
Boston Partners Global Long/Short Fund
Returns Before Taxes	4.59%	2.18%	2.05%
Returns After Taxes on Distributions(1)	4.27%	1.99%	1.89%
Returns After Taxes on Distributions and Sale of Fund Shares	2.95%	1.67%	1.58%
MSCI® World Index - Net Return (reflects no deduction for fees, expenses or taxes) (2)	27.67%	8.74%	8.10%
MSCI® World Index - Gross Return (reflects no deduction for fees, expenses or taxes) (2)	28.40%	9.36%	8.70%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) Effective August 31, 2019, the Fund changed its primary index from the MSCI World Index - Gross Return to the MSCI World Index - Net Return. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Please keep this Supplement for future reference.

Boston Partners Emerging Markets Long/Short Fund

Institutional Class (Ticker: BELSX)

a series of The RBB Fund, Inc.

Supplement dated February 28, 2020
 to the Prospectus dated December 31, 2019

The Prospectus section entitled “Boston Partners Emerging Markets Long/Short Fund – Summary Section – Performance Information” is amended and restated in its entirety as shown below:

Performance Information

The bar chart and table below illustrate the long-term performance of the Fund. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

The Fund commenced operations as a series of The RBB Fund, Inc. on December 15, 2015, when substantially all of the assets of Boston Partners Emerging Markets Long/Short Equity (the “Prior Account”) transferred to the Fund. The Fund is managed in all material respects in a manner equivalent to the management of the Prior Account. Accordingly, the performance information shown below for periods prior to December 15, 2015 is that of the Prior Account. The Fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the Prior Account. The Fund is managed by Joseph F. Feeney, Jr. and Paul Korngiebel, the same Prior Account portfolio managers that managed the Prior Account since its inception in 2015. The Prior Account was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Prior Account had been registered under the 1940 Act, its performance may have been adversely affected. Accordingly, future Fund performance may be different than the Prior Account’s restated past performance. The Prior Account’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Prior Account. The Prior Account was not a regulated investment company under Subchapter M of the Internal Revenue Code and therefore did not distribute current or accumulated earnings and profits and was not subject to the diversification and source of income requirements applicable to regulated investment companies.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	9.42%	(quarter ended March 31, 2017)
Worst Quarter:	-8.82%	(quarter ended December 31, 2018)

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class, including the Prior Account, both before and after taxes for the past calendar year and since inception periods to the average annual total returns of broad-based securities market indices for the same periods.

	Average Annual Total Returns for the Periods Ended December 31, 2019
	1 Year	Since Inception (March 1, 2015)(1)
Boston Partners Emerging Markets Long/Short Fund
Returns Before Taxes	17.46%	4.25%
Returns After Taxes on Distributions(2)	16.74%	2.83%
Returns After Taxes on Distributions and Sale of Fund Shares	10.60%	2.69%
MSCI® Emerging Markets Index - Net Return (reflects no deduction for fees, expenses or taxes) (3)	18.42%	5.01%
MSCI® Emerging Markets Index - Gross Return (reflects no deduction for fees, expenses or taxes) (3)	18.88%	5.41%

(1) The “Since Inception” performance includes performance from the Prior Account beginning on March 1, 2015 until the Fund’s commencement of operations on December 15, 2015.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) Effective August 31, 2019, the Fund changed its primary index from the MSCI World Index - Gross Return to the MSCI World Index - Net Return. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Please keep this Supplement for future reference.

Boston Partners Emerging Markets Fund

Institutional Class (Ticker: BPEMX)

a series of The RBB Fund, Inc.

Supplement dated February 28, 2020
 to the Prospectus dated December 31, 2019

The Prospectus section entitled “Boston Partners Emerging Markets Fund – Summary Section – Performance Information” is amended and restated in its entirety as shown below:

Performance Information

The bar chart and table below illustrate the performance of the Boston Partners Emerging Markets Fund’s Institutional Class. The bar chart below shows you the performance of the Fund’s Institutional Class for one year. This also provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Total Returns for the Calendar Year Ended December 31

Best and Worst Quarterly Performance (for the period reflected in the chart above):

Best Quarter:	13.92%	(quarter ended March 31, 2019)
Worst Quarter:	-11.07%	(quarter ended December 31, 2018)

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year and since inception periods to the average annual total returns of broad-based securities market indices for the same periods.

	Average Annual Total Returns for the Periods Ended December 31, 2019
	1 Year	Since Inception (October 17, 2017)
Boston Partners Emerging Markets Fund
Return Before Taxes	28.29%	2.57%
Return After Taxes on Distributions(1)	26.50%	1.84%
Return After Taxes on Distributions and Sale of Fund Shares	17.42%	1.81%
MSCI Emerging Markets Index - Net Return (reflects no deduction for fees, expenses or taxes) (2)	18.42%	1.98%
MSCI Emerging Markets Index - Gross Return (reflects no deduction for fees, expenses or taxes) (2)	18.88%	2.37%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) Effective August 31, 2019, the Fund changed its primary index from the MSCI World Index - Gross Return to the MSCI World Index - Net Return. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Please keep this Supplement for future reference.

Boston Partners Small Cap Value Fund II

Investor Class (Ticker: BPSCX)

a series of The RBB Fund, Inc.

Supplement dated February 28, 2020
 to the Prospectus dated December 31, 2019

The Prospectus section entitled “Boston Partners Small Cap Value Fund II – Summary Section – Performance Information” is amended and restated in its entirety as shown below:

Performance Information

The bar chart and table below illustrate the long-term performance of the Boston Partners Small Cap Value Fund II’s Investor Class. The bar chart below shows you how the performance of the Fund’s Investor Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	14.79%	(quarter ended December 31, 2010)
Worst Quarter:	-20.47%	(quarter ended September 30, 2011)

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Investor Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods.

	Average Annual Total Returns for the Periods Ended December 31, 2019
	1 Year	5 Years	10 Years
Boston Partners Small Cap Value Fund II
Returns Before Taxes	27.71%	6.96%	10.56%
Returns After Taxes on Distributions(1)	27.01%	5.89%	9.94%
Returns After Taxes on Distributions and Sale of Fund Shares	16.86%	5.27%	8.64%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	22.39%	6.99%	10.56%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Please keep this Supplement for future reference.

Boston Partners All-Cap Value Fund

Investor Class (Ticker: BPAVX)

a series of The RBB Fund, Inc.

Supplement dated February 28, 2020
 to the Prospectus dated December 31, 2019

The Prospectus section entitled “Boston Partners All-Cap Value Fund – Summary Section – Performance Information” is amended and restated in its entirety as shown below:

Performance Information

The bar chart and table below illustrate the long-term performance of the Boston Partners All-Cap Value Fund’s Investor Class. The bar chart below shows you how the performance of the Fund’s Investor Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	13.26%	(quarter ended December 31, 2011)
Worst Quarter:	-17.62%	(quarter ended September 30, 2011)

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Investor Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods.

	Average Annual Total Returns for the Periods Ended December 31, 2019
	1 Year	5 Years	10 Years
Boston Partners All-Cap Value Fund
Return Before Taxes	27.54%	8.75%	11.78%
Return After Taxes on Distributions(1)	26.84%	7.61%	10.75%
Return After Taxes on Distributions and Sale of Fund Shares	16.79%	6.71%	9.56%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	26.26%	8.20%	11.71%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Please keep this Supplement for future reference.

Boston Partners Long/Short Equity Fund

Investor Class (Ticker: BPLEX)

a series of The RBB Fund, Inc.

Supplement dated February 28, 2020
to the Prospectus dated December 31, 2019

Effective as of February 28, 2020, Boston Partners Global Investors, Inc., the investment adviser to the Fund (the “Adviser”), has agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.21% of the Fund’s average daily net assets attributable to Investor Class shares. This contractual limitation is in effect until February 28, 2021, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc.

The Prospectus sections entitled “Boston Partners Long/Short Equity Fund – Summary Section – Expenses and Fees” and “Boston Partners Long/Short Equity Fund – Summary Section – Performance Information” are amended and restated in their entirety as shown below:

Expenses and Fees

This table describes the fees and expenses that you may pay if you buy, hold, and sell Investor Class shares of the Fund.

Investor Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	2.25%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.21%
Short Sale Expenses:
Dividend expense on short sales	0.22%
Interest expense on borrowings	0.00%
Total annual Fund operating expenses	2.93%
Fee waiver and/or expense reimbursement(1)	-0.50%

Total annual Fund operating expenses after fee waiver and/or expense reimbursement	2.43%

(1) Effective February 28, 2020, the Fund’s investment adviser, Boston Partners Global Investors, Inc. (the “Adviser”), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund’s Investor Class shares exceeds 2.21% of the average daily net assets attributable to the Fund’s Investor Class shares. Because dividend expenses on short sales, brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and expense reimbursements) are expected to exceed 2.21%. This contractual limitation is in effect until February 28, 2021 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s Total annual Fund operating expenses (not including short sale dividend expense, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 2.21% or the expense cap then in effect, whichever is less, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. Prior to February 28, 2020, the Fund’s Investor Class fee cap was 2.75%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$246	$810	$1,401	$3,001

Performance Information

The bar chart and table below illustrate the long-term performance of the Boston Partners Long/Short Equity Fund’s Investor Class. The bar chart below shows you how the performance of the Fund’s Investor Class has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	13.42%	(quarter ended December 31, 2010)
Worst Quarter:	-9.99%	(quarter ended June 30, 2010)

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Investor Class both before and after taxes for the past calendar year, past five calendar years and past ten calendar years to the average annual total returns of a broad-based securities market index for the same periods. Although the Fund compares its average total return to a broad-based securities market index, the Fund seeks returns that are not correlated to securities market returns. The Fund seeks to achieve a 12-15% return over a full market cycle; however, there can be no guarantee that such returns will be achieved.

	Average Annual Total Returns for the Periods Ended December 31, 2019
	1 Year	5 Years	10 Years
Boston Partners Long/Short Equity Fund
Returns Before Taxes	8.85%	2.54%	6.66%
Returns After Taxes on Distributions(1)	6.19%	1.13%	4.84%
Returns After Taxes on Distributions and Sale of Fund Shares	7.10%	1.89%	5.06%
S&P 500® Value Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Please keep this Supplement for future reference.

Boston Partners Long/Short Research Fund

Investor Class (Ticker: BPRRX)

a series of The RBB Fund, Inc.

Supplement dated February 28, 2020
 to the Prospectus dated December 31, 2019

The Prospectus section entitled “Boston Partners Long/Short Research Fund – Summary Section – Performance Information” is amended and restated in its entirety as shown below:

Performance Information

The bar chart and table below illustrate the long-term performance of the Boston Partners Long/Short Research Fund’s Investor Class. The bar chart below shows you how the performance of the Fund’s Investor Class has varied year to year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	8.29%	(quarter ended December 31, 2011)
Worst Quarter:	-9.91%	(quarter ended September 30, 2011)

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Investor Class both before and after taxes for the past calendar year, past five calendar years and since inception periods to the average annual total returns of a broad-based securities market index for the same periods.

	Average Annual Total Returns for the Periods Ended December 31, 2019
	1 Year	5 Years	Since Inception (November 29, 2010
Boston Partners Long/Short Research Fund
Returns Before Taxes	12.28%	2.86%	6.24%
Returns After Taxes on Distributions(1)	11.73%	2.32%	5.85%
Returns After Taxes on Distributions and Sale of Fund Shares	7.65%	2.17%	4.98%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.99%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Please keep this Supplement for future reference.

Boston Partners Global Equity Fund

Investor Class (Ticker: BPGRX)

a series of The RBB Fund, Inc.

Supplement dated February 28, 2020
 to the Prospectus dated December 31, 2019

The Prospectus section entitled “Boston Partners Global Equity Fund – Summary Section – Performance Information” is amended and restated in its entirety as shown below:

Performance Information

As of the date of this Prospectus, the Boston Partners Global Equity Fund’s Investor Class has not yet commenced operations. The bar chart and table below illustrate the performance of the Fund’s Institutional Class, which is offered in a separate Prospectus. Had the Investor Class been operational during the periods in the chart and table below, it would have had substantially similar annual returns as the Institutional Class because the Investor Class is invested in the same portfolio of securities. Annual returns would differ only to the extent that the Investor Class and Institutional Class do not have the same expenses. The bar chart below shows you how the performance of the Fund’s Institutional Class has varied year by year and provides some indication of the risk of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Total Returns for the Calendar Years Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	11.70%	(quarter ended March 31, 2012)
Worst Quarter:	-14.86%	(quarter ended December 31, 2018)

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Institutional Class both before and after taxes for the past calendar year, past five calendar years and since inception periods to the average annual total returns of broad-based securities market indices for the same periods.

	Average Annual Total Returns for the Periods Ended December 31, 2019
	1 Year	5 Years	Since Inception (December 30, 2011
Boston Partners Global Equity Fund - Institutional Class
Return Before Taxes	18.77%	6.31%	10.15%
Return After Taxes on Distributions(1)	18.37%	5.60%	9.37%
Return After Taxes on Distributions and Sale of Shares	11.39%	4.85%	8.10%
MSCI World Index - Net Return (reflects no deduction for fees, expenses or taxes) (2)	27.67%	8.74%	11.21%
MSCI World Index - Gross Return (reflects no deduction for fees, expenses or taxes) (2)	28.40%	9.36%	11.85%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) Effective August 31, 2019, the Fund changed its primary index from the MSCI World Index - Gross Return to the MSCI World Index - Net Return. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Please keep this Supplement for future reference.

Boston Partners Global Long/Short Fund

Investor Class (Ticker: BGRSX)

a series of The RBB Fund, Inc.

Supplement dated February 28, 2020
 to the Prospectus dated December 31, 2019

The Prospectus section entitled “Boston Partners Global Long/Short Fund – Summary Section – Performance Information” is amended and restated in its entirety as shown below:

Performance Information

The bar chart and table below illustrate the long-term performance of the Boston Partners Global Long/Short Fund’s Investor Class. The bar chart below shows you how the performance of the Fund’s Investor Class has varied year to year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at www.boston-partners.com or 1-888-261-4073.

Total Returns for the Calendar Year Ended December 31

Best and Worst Quarterly Performance (for the periods reflected in the chart above):

Best Quarter:	4.01%	(quarter ended June 30, 2015)
Worst Quarter:	-7.65%	(quarter ended December 31, 2018)

Average Annual Total Returns

The table below compares the average annual total returns for the Fund’s Investor Class both before and after taxes for the past calendar year, past five calendar years and since inception periods to the average annual total returns of broad-based securities market indices for the same periods.

	Average Annual Total Returns for the Periods Ended December 31, 2019
	1 Year	5 Years	Since Inception (April 11, 2014)
Boston Partners Global Long/Short Fund
Returns Before Taxes	4.27%	1.91%	2.15%
Returns After Taxes on Distributions(1)	4.03%	1.74%	2.00%
Returns After Taxes on Distributions and Sale of Shares	2.69%	1.46%	1.65%
MSCI World Index - Net Return (reflects no deduction for fees, expenses or taxes) (2)	27.67%	8.74%	8.66%
MSCI World Index - Gross Return (reflects no deduction for fees, expenses or taxes) (2)	28.40%	9.36%	9.26%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) Effective August 31, 2019, the Fund changed its primary index from the MSCI World Index - Gross Return to the MSCI World Index - Net Return. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Please keep this Supplement for future reference.